As filed with the Securities and Exchange Commission on
March 13, 2020

Registration No. 33-7232
811-04524

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /
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Pre-Effective Amendment No.	/ /
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Post-Effective Amendment No. 48	/ X /
and/or	----
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REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/ X /
ACT OF 1940	----
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Amendment No. 46	/ X /
(Check appropriate box or boxes)	----
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PUTNAM GLOBAL INCOME TRUST
(Exact Name of Registrant as Specified in Charter)

100 Federal Street, Boston, Massachusetts 02110
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code
(617) 292-1000
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It is proposed that this filing will become effective
(check appropriate box)

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/ /	immediately upon filing pursuant to paragraph (b)
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/ X /	on February 29, 2020 pursuant to paragraph (b)
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/ /	60 days after filing pursuant to paragraph (a)(1)
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/ /	on (date) pursuant to paragraph (a)(1)
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/ /	75 days after filing pursuant to paragraph (a)(2)
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/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.
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If appropriate, check the following box:
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/ /	this post-effective amendment designates a new
----	effective date for a previously filed post-effective amendment.

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ROBERT T. BURNS, Vice President
PUTNAM GLOBAL INCOME TRUST
100 Federal Street
Boston, Massachusetts 02110
(Name and address of agent for service)
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Copy to:
BRYAN CHEGWIDDEN, Esquire
ROPES & GRAY LLP
1211 Avenue of the Americas
New York, New York 10036

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 13th day of March, 2020.

Putnam Global Income Trust

By: /s/ Jonathan S. Horwitz, Executive Vice President, Principal Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title

Kenneth R. Leibler*	Chair, Board of Trustees
Robert L. Reynolds*	President and Trustee
Jonathan S. Horwitz*	Executive Vice President, Principal Executive Officer and Compliance Liaison
Janet C. Smith*	Vice President, Principal Financial Officer, Principal Accounting Officer and Assistant Treasurer
Liaquat Ahamed*	Trustee
Ravi Akhoury*	Trustee
Barbara M. Baumann*	Trustee
Katinka Domotorffy*	Trustee
Catharine Bond Hill*	Trustee
Paul L. Joskow*	Trustee
Robert E. Patterson*	Trustee
George Putnam, III*	Trustee
Manoj P. Singh*	Trustee

By: /s/ Jonathan S. Horwitz, as Attorney-in-Fact
March 13, 2020

* Signed pursuant to power of attorney filed in Post- Effective Amendment No. 45 to the Registrant's Registration Statement on February 28, 2019.